Non-controlling interest	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests [Abstract]
Non-controlling interest

27.Non-controlling interest

	2021	2020	2019
	$’000	$’000	$’000

Balance at January 1	14,216	—	—
Non-controlling interest arising on business combinations ( refer to note 31)(restated*) **	164,008	14,927	—
Loss for the period	(289)	(688)	—
Other comprehensive loss	(4,288)	(23)	—
Balance at December 31	173,647	14,216	—

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

** Includes non-controlling interest arising on subsequent asset acquisitions on business combination transactions.

In November 2021, the Group completed a deal with TIM S.A. to acquire a controlling interest in Fiberco Soluções de Infraestrutura S.A. (“I-Systems”) incorporated and with it’s principal place of business in Brazil. The Group owns a 51% (same proportion voting rights) stake in I-Systems and TIM the remaining 49%. Refer to note 31 for further information on the business combination.

Set out below is summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interest that is material to the group. The amounts disclosed are before inter-company eliminations.

Summarized balance sheet and cash flows	Fiberco Soluções de Infraestrutura S.A.
	2021 ($’000)	2020 ($’000)
Current assets	101,033	—
Current liabilities	19,357	—
Current net assets	81,676	—

Non-current assets	237,030	—
Non-current liabilities	480	—
Non-current net assets	236,550	—

Net assets	318,226	—

Cash flows generated from operating activities	6,056	—
Cash flows used in investing activities	(18,771)	—
Cash flows generated from financing activities	41,965	—
Net increase in cash and cash equivalents	29,250	—

Loss allocated to non-controlling interest during the period	(1,637)	—
Accumulated non-controlling interest at the end of the year*	155,892	—

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

In February 2020, the Group, via IHS GCC KW Holding Limited (“IHS GCC KW”) a subsidiary of the Group, entered into an agreement to purchase 1,620 towers from Mobile Telecommunications Company K.S.C.P. (“Zain”). As part of the agreement, Zain subscribed for shares in IHS GCC KW representing 30 per cent of the share capital of IHS GCC KW  by issuing a loan note to IHS GCC KW. Refer to note 31 for further information on the business combination.